Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 95.95%	Value
	Aerospace - 10.01%
15,600	Northrop Grumman Corp.	$5,070,156

	Banks: Diversified - 0.18%
10,000	First Horizon National Corp.	92,700

	Communications Equipment - 1.49%
45,948	Comtech Telecommunications Corp.	754,466

	Computer Services, Software & Systems - 20.52%
50,700	Microsoft Corp.	10,394,007

	Computer Technology - 1.31%
29,900	Hewlett Packard Enterprise Co.	295,113
21,100	HP, Inc.	370,938
		666,051
	Diversified Financial Services - 9.39%
42,200	Bank of America Corp.	1,049,936
10,190	Citigroup, Inc.	509,602
33,100	JPMorgan Chase & Co.	3,198,784
		4,758,322
	Diversified Retail - 0.02%
100	Wal-Mart Stores, Inc.	12,940

	Electronics Components - 1.07%
6,095	TE Connectivity Ltd.	542,882

	Engineering & Contracting Services - 7.95%
181,130	KBR, Inc.	4,028,331

	Financial Data & Systems - 2.50%
4,100	Mastercard, Inc. - Class A	1,264,973

	Foods - 3.02%
5,000	Campbell Soup Co.	247,850
100	ConAgra Foods, Inc.	3,745
20,800	Tyson Foods, Inc. - Class A	1,278,160
		1,529,755
	Homebuilding - 1.07%
10,093	Lennar Corp. - Class B	543,710

	Infrastructure Software - 0.53%
35,400	Avast plc (a)	266,216

	Insurance: Life - 4.03%
135,100	CNO Financial Group, Inc.	2,040,010

	Insurance: Multi-Line - 0.23%
2,304	Voya Financial, Inc.	113,817

	Oil: Integrated - 0.12%
2,000	Royal Dutch Shell plc - Class A - ADR	59,620

	Pharmaceuticals - 17.44%
37,100	Eli Lilly & Co.	5,575,759
32,300	Merck & Co., Inc.	2,591,752
17,300	Pfizer, Inc.	665,704
		8,833,215
	Shipping - 2.44%
473,498	Golar LNG Partners LP	1,235,830

	Specialty Retail - 5.64%
19,100	Gap, Inc.	255,367
9,800	Home Depot, Inc.	2,601,802
		2,857,169

	Tobacco - 0.62%
4,100	Philip Morris International, Inc.	314,921

	Utilities: Electrical - 6.37%
6,200	American Electric Power Co., Inc.	538,656
11,600	Entergy Corp.	1,219,508
38,000	Exelon Corp.	1,467,180
		3,225,344
	TOTAL COMMON STOCKS (Cost $19,497,084)	48,604,435

	MONEY MARKET FUNDS - 5.22%
1,321,729	First American Government Obligations Fund, Institutional Class, 0.08% (b)	1,321,729
1,321,729	First American Treasury Obligations Fund, Institutional Class, 0.07% (b)	1,321,729
	TOTAL MONEY MARKET FUNDS (Cost $2,643,458)	2,643,458

	Total Investments in Securities (Cost $22,140,542) - 101.17%	51,247,893
	Liabilities in Excess of Other Assets - (1.17)%	(592,040)
	NET ASSETS - 100.00%	$50,655,853

ADR -	American Depository Receipt
(a)	Foreign issued security.
(b)	Rate shown is the 7-day annualized yield as of July 31, 2020.

Huber Capital Equity Income Fund
Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Huber Capital Equity Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Banking	$92,700	$-	$-	$92,700
Consumer Discretionary	3,413,819	-	-	3,413,819
Consumer Staples	1,596,826	-	-	1,596,826
Energy	59,620	-	-	59,620
Financial Services	6,912,149	-	-	6,912,149
Food	247,850	-	-	247,850
Healthcare	8,833,215	-	-	8,833,215
Producer Durables	10,334,317	-	-	10,334,317
Software	266,216	-	-	266,216
Technology	13,622,379	-	-	13,622,379
Utilities	3,225,344	-	-	3,225,344
Total Common Stocks	48,604,435	-	-	48,604,435
Money Market Funds	2,643,458	-	-	2,643,458
Total Investments in Securities	$51,247,893	$-	$-	$51,247,893

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.